COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Interests expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Interest on current accounts deposits	$ 374,828,604	$ 211,185,911	$ 128,233,675
Interest on time deposits	439,013,593	295,156,581	228,048,956
Interest on other financial liabilities	3,621,357	3,968,644	8,388,702
Interest from financing from financial sector	2,772,705	3,356,878	1,108,873
Others	5,257,828	1,731,380	1,210,330
Total	$ 825,494,087	$ 515,399,394	$ 366,990,536